Lease liabilities and commitment (Details) - Schedule of maturity analysis of lease liabilities - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities and commitment (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Maturity analysis of lease liabilities	€ 312,228	€ 380,266
Less than 1 year [Member]
Lease liabilities and commitment (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Maturity analysis of lease liabilities	82,666	80,054
1 to 3 years [Member]
Lease liabilities and commitment (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Maturity analysis of lease liabilities	144,273	150,793
3 to 5 years [Member]
Lease liabilities and commitment (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Maturity analysis of lease liabilities	85,289	133,169
More than 5 years [Member]
Lease liabilities and commitment (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Maturity analysis of lease liabilities		€ 16,250